Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Registrant Name	dei_EntityRegistrantName	BLACKROCK MUNICIPAL BOND FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000225635
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 17, 2016
Prospectus Date	rr_ProspectusDate	Oct. 28, 2015